Madison/Mosaic Legal & Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
480-443-9537

November 20, 2003

RE:  24F-2 Filing for Mosaic Tax-Free Trust
     Investment Company Act File Number: 811-3486
     Securities Act File Number:  2-77986

Dear Sir/Madam:

Enclosed is the annual 24F-2 filing for the above captioned investment company registrant.  This filing is made within 90 days after the end of the registrant's fiscal year beginning October 1, 2002 and ending September 30, 2003.  Due to net redemptions, there is no filing fee due.

If you have any questions, please call me.

Respectfully submitted,

(signature)

W. Richard Mason
General Counsel

Enclosure

Cc: John Rashke, Esq.